Repurchase Agreements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Repurchase Agreements
Current balance	$ 36,255,920	$ 33,077,829
Average balance	35,419,450	31,285,927
Highest month-end balance	$ 38,058,036	$ 34,974,510
Weighted average interest rate	2.11%	0.53%
Amortized cost - Pledged investments	$ 59,300,089	$ 55,899,113
Fair Value - Pledged investments	$ 52,107,148	$ 46,789,284